Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 842,900	$ 792,991
Other comprehensive loss before reclassifications	1,311	5,322
Amounts reclassified from accumulated other comprehensive loss	1,288	3,861
Other comprehensive income (loss)	23	1,461
Balance	812,500	852,525
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(6,197)	(8,031)
Balance	(6,174)	(6,570)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(624)	4,907
Other comprehensive loss before reclassifications	3,664	(1,144)
Amounts reclassified from accumulated other comprehensive loss	1,288	3,861
Other comprehensive income (loss)	2,376	(5,005)
Balance	1,752	(98)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(5,573)	(12,938)
Other comprehensive loss before reclassifications	(2,353)	6,466
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	(2,353)	6,466
Balance	$ (7,926)	$ (6,472)